UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period:  November 1, 2020 – April 30, 2021

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

NORTH SQUARE ADVISORY RESEARCH ALL CAP VALUE FUND

NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND

NORTH SQUARE MCKEE BOND FUND

NORTH SQUARE STRATEGIC INCOME FUND

APRIL 30, 2021

As of January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, www.northsquareinvest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Funds toll-free at 1-855-551-5521.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-855-551-5521 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1
Schedules of Investments	5
Statements of Assets and Liabilities	37
Statements of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	41
Notes to Financial Statements	45
Supplemental Information	54
Expense Examples	56

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Advisory Research All Cap Value Fund
FUND PERFORMANCE at April 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of April 30, 2021	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	36.02%	45.72%	14.00%	10.29%	11.60%	11/16/09
Russell 3000 Value Index	37.64%	47.78%	12.25%	11.04%	11.95%	11/16/09

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

The Fund acquired all assets and assumed the liabilities of the Advisory Research All Cap Value Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on November 16, 2009. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the  performance table above prior to February 21, 2020 reflect the performance of the Predecessor Fund.

Gross and net expense ratios for Class I shares were 1.96% and 0.96%, respectively, which were the amounts stated in the current prospectus dated February 28, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.95% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Altrinsic International Equity Fund
FUND PERFORMANCE at April 30, 2021 (Unaudited)

		Calendar	Since	Inception
Total Returns as of April 30, 2021	3 Months	Year to Date	Inception	Date
Class I	8.73%	7.10%	8.62%	12/04/20
MSCI EAFE Index	7.74%	6.59%	9.02%	12/04/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class I shares were 1.52% and 0.98%, respectively, which were the amounts stated in the current prospectus dated November 2, 2020. For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.97% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until November 2, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square McKee Bond Fund
FUND PERFORMANCE at April 30, 2021 (Unaudited)

		Calendar	Since	Inception
Total Returns as of April 30, 2021	3 Months	Year to Date	Inception	Date
Class I	(0.84)%	(0.99)%	(0.84)%	12/28/20
Bloomberg Barclays Intermediate Aggregate Bond Index	(0.95)%	(1.09)%	(1.00)%	12/28/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class I shares were 0.82% and 0.28%, respectively, which were the amounts stated in the current prospectus dated November 2, 2020. For the Fund’s current expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.28% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until November 2, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Strategic Income Fund
FUND PERFORMANCE at April 30, 2021 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of April 30, 2021	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	6.15%	10.80%	5.69%	5.22%	4.95%	12/31/12
Bloomberg Barclays US Aggregate Bond Index	(1.52)%	(0.27)%	3.19%	3.39%	2.84%	12/31/12
Bloomberg Barclays Intermediate Credit Index	0.12%	4.53%	3.74%	3.79%	3.24%	12/31/12

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

The Fund acquired all assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on December 31, 2012 after the conversion of a limited partnership account, the Advisory Research Value Income Fund, L.P. (the “Predecessor Account”), which commenced operations on June 30, 2003. As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Predecessor Account. Performance results shown in the performance table above between February 21, 2020 and December 31, 2012 reflect the performance of the Predecessor Fund, and performance results shown prior to December 31, 2012 reflect the performance of the Predecessor Account. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

Gross and net expense ratios for Class I shares were 1.50% and 0.92%, respectively, which were the amounts stated in the current prospectus dated February 28, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.90% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 96.2%

	BASIC MATERIALS – 8.1%

	Metal Fabricating – 3.4%
4,606	Rexnord Corp.	$229,977

	Specialty Chemicals – 4.7%
14,450	Element Solutions, Inc.	316,166
	TOTAL BASIC MATERIALS	546,143

	CONSUMER DISCRETIONARY – 25.1%

	Apparel Retailers – 4.0%
3,820	The TJX Co., Inc.	271,220

	Consumer Services: Misc. – 2.5%
3,240	Terminix Global Holdings, Inc.*	164,884

	Home Improvement Retailers – 2.5%
526	The Home Depot, Inc.	170,250

	Household Furnishings – 3.8%
2,429	Fortune Brands Home & Security, Inc.	254,996

	Restaurants and Bars – 5.0%
715	McDonald’s Corp.	168,797
1,496	Starbucks Corp.	171,277
		340,074
	Specialty Retailers – 7.3%
1,193	Asbury Automotive Group, Inc.*	236,942
176	AutoZone, Inc.*	257,685
		494,627
	TOTAL CONSUMER DISCRETIONARY	1,696,051

	CONSUMER STAPLES – 3.5%

	Food Retailers and Wholesalers – 3.5%
5,536	Core-Mark Holding Co., Inc.	235,612
	TOTAL CONSUMER STAPLES	235,612

	ENERGY – 6.3%

	Integrated Oil and Gas – 3.2%
2,118	Chevron Corp.	218,302

	Oil: Crude Producers – 3.1%
3,817	Denbury, Inc.*	207,683
	TOTAL ENERGY	425,985

	FINANCIALS – 15.8%

	Banks – 3.6%
5,174	First Interstate BancSystem, Inc. – Class A	243,023

	Diversified Financial Services – 7.5%
6,273	Cannae Holdings, Inc.*	249,038
1,664	JPMorgan Chase & Co.	255,940
		504,978
	Reinsurance – 4.7%
1,148	Berkshire Hathaway, Inc. – Class B*	315,642
	TOTAL FINANCIALS	1,063,643

See accompanying Notes to Financial Statements.

North Square Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	HEALTH CARE – 10.6%

	Health Care Management Services – 3.1%
524	UnitedHealth Group Inc.	$208,971

	Medical Equipment – 4.2%
2,163	Medtronic PLC[1]	283,180

	Pharmaceuticals – 3.3%
1,870	Abbott Laboratories	224,550
	TOTAL HEALTH CARE	716,701

	INDUSTRIALS – 10.7%

	Machinery: Tools – 2.9%
842	Snap-on, Inc.	200,059

	Railroads – 3.7%
1,124	Union Pacific Corp.	249,629

	Transaction Processing Services – 4.1%
1,798	American Express Co.	275,724
	TOTAL INDUSTRIALS	725,412

	TECHNOLOGY – 10.1%

	Computer Hardware – 3.2%
1,210	CDW Corp. of Delaware	215,779

	Consumer Digital Services – 4.8%
138	Alphabet Inc. – Class A*	324,783

	Software – 2.1%
553	Microsoft Corp.	139,456
	TOTAL TECHNOLOGY	680,018

	TELECOMMUNICATIONS – 3.6%

	Telecommunications Equipment – 3.6%
1,146	L3Harris Technologies, Inc.	239,778
	TOTAL TELECOMMUNICATIONS	239,778

	UTILITIES – 2.4%

	Gas Distribution – 2.4%
1,367	Chesapeake Utilities Corp.	162,017
	TOTAL UTILITIES	162,017
	TOTAL COMMON STOCKS
	(Cost $4,580,920)	6,491,360

See accompanying Notes to Financial Statements.

North Square Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 3.6%
241,005	First American Treasury Obligations Fund – Class X, 0.03%[2]	$241,005
	TOTAL SHORT-TERM INVESTMENT
	(Cost $241,005)	241,005
	TOTAL INVESTMENTS – 99.8%
	(Cost $4,821,925)	6,732,365
	Other Assets in Excess of Liabilities – 0.2%	14,227
	TOTAL NET ASSETS – 100.0%	$6,746,592

PLC – Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Consumer Discretionary	25.1%
Financials	15.8%
Industrials	10.7%
Health Care	10.6%
Technology	10.1%
Basic Materials	8.1%
Energy	6.3%
Telecommunications	3.6%
Consumer Staples	3.5%
Utilities	2.4%
Total Common Stocks	96.2%
Short-Term Investment	3.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 94.8%

	BERMUDA – 0.8%
804	Everest Re Group Ltd.	$222,668

	BRAZIL – 0.5%
50,837	Ambev SA	141,327

	CANADA – 1.7%
3,401	Agnico Eagle Mines Ltd.	212,358
38,604	Kinross Gold Corp.	271,671
		484,029
	CHINA – 4.7%
1,196	Alibaba Group Holding Ltd. – ADR*	276,216
1,169	Baidu, Inc. – ADR*	245,876
45,680	Sands China Ltd.*	216,999
8,108	Tencent Music Entertainment Group – ADR*	141,241
11,493	Trip.com Group Ltd.*	449,147
		1,329,479
	FRANCE – 12.3%
7,348	Accor SA*	295,680
28,081	AXA SA	794,217
17,914	Bureau Veritas SA	535,630
8,816	Danone SA	621,424
6,510	Sanofi	683,035
4,140	SCOR SE*	133,940
9,947	TOTAL SE	440,384
		3,504,310
	GERMANY – 7.7%
458	adidas AG	141,430
1,486	Continental AG	201,237
7,296	Fresenius Medical Care AG & Co KGaA	580,333
4,375	SAP SE	614,142
3,379	Siemens AG	563,946
3,232	Siemens Energy AG*	108,022
		2,209,110
	IRELAND – 2.1%
438	Linde PLC	125,170
3,676	Medtronic PLC	481,262
		606,432
	ISRAEL – 2.3%
5,689	Check Point Software Technologies Ltd.*	664,532

	JAPAN – 13.5%
45,646	Astellas Pharma, Inc.	685,170
5,443	Daito Trust Construction Co Ltd.	578,714
3,233	Hitachi Ltd.	159,180
13,337	Japan Exchange Group, Inc.	312,588
7,214	Makita Corp.	324,429
314	Nintendo Co Ltd.	180,114

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	JAPAN (Continued)
16,401	Sumitomo Mitsui Trust Holdings, Inc.	$558,255
9,455	Taisei Corp.	348,647
14,572	Tokio Marine Holdings, Inc.	697,333
		3,844,430
	LUXEMBOURG – 0.6%
14,519	Tenaris SA	156,367

	MEXICO – 0.6%
27,548	Grupo Financiero Banorte SAB de CV	156,419

	NETHERLANDS – 6.7%
4,330	Akzo Nobel NV	520,160
5,233	Euronext NV	526,590
7,579	Heineken NV	878,751
		1,925,501
	REPUBLIC OF KOREA – 2.6%
10,775	KB Financial Group, Inc. – ADR*	527,113
119	Samsung Electronics Co Ltd. – GDR	216,699
		743,812
	SINGAPORE – 1.9%
69,131	Singapore Exchange Ltd.	542,866

	SPAIN – 0.9%
1,434	Aena SME SA*	249,468

	SWEDEN – 2.6%
15,174	Assa Abloy AB – Class B	432,516
4,555	Sandvik AB	112,616
14,349	Telefonaktiebolaget LM Ericsson – Class B	196,517
		741,649
	SWITZERLAND – 13.6%
6,328	Chubb Ltd.	1,085,822
6,509	Julius Baer Group Ltd.	409,962
7,497	Nestle SA	893,811
6,303	Novartis AG	538,058
726	Roche Holding AG	236,581
1,731	Zurich Insurance Group AG	710,217
		3,874,451
	THAILAND – 0.2%
16,289	Bangkok Bank PCL – NVDR	63,560

	UNITED KINGDOM – 17.4%
10,681	Antofagasta PLC	275,179
3,998	Aon PLC – Class A	1,005,257
8,187	BP PLC – ADR	205,985
156,731	BT Group PLC*	357,038
5,298	Compass Group PLC*	115,056

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	UNITED KINGDOM (Continued)
17,122	Diageo PLC	$768,739
39,989	GlaxoSmithKline PLC	739,815
17,358	Liberty Global PLC – Class A*	466,931
491,662	Lloyds Banking Group PLC	308,507
11,202	RSA Insurance Group PLC	105,570
31,996	Vodafone Group PLC – ADR	606,324
		4,954,401
	UNITED STATES – 2.3%
65	Booking Holdings, Inc.*	160,295
6,177	Cognizant Technology Solutions Corp. – Class A	496,631
		656,926
	TOTAL COMMON STOCKS
	(Cost $25,459,888)	27,071,737

	PREFERRED STOCKS – 0.8%

	GERMANY – 0.8%
2,020	Henkel AG & Co KGaA	232,073
	TOTAL PREFERRED STOCKS
	(Cost $210,939)	232,073

	RIGHTS – 0.2%
5,233	EURONEXT*	61,341
	TOTAL RIGHTS
	(Cost $49,313)	61,341

	SHORT-TERM INVESTMENT – 3.8%
1,070,002	First American Treasury Obligations Fund – Class X, 0.03%[1]	1,070,002
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,070,002)	1,070,002
	TOTAL INVESTMENTS – 99.6%
	(Cost $26,790,142)	28,435,153
	Other Assets in Excess of Liabilities – 0.4%	112,158
	TOTAL NET ASSETS – 100.0%	$28,547,311

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt
PLC – Public Limited Company

*	Non-Income producing security.
[1]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Financials	28.6%
Health Care	13.8%
Consumer Staples	11.6%
Industrials	9.4%
Communication Services	8.6%
Information Technology	8.2%
Consumer Discretionary	4.9%
Materials	4.9%
Energy	2.8%
Real Estate	2.0%
Total Common Stocks	94.8%
Preferred Stocks	0.8%
Rights	0.2%
Short-Term Investment	3.8%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES – 8.9%
	Americredit Automobile Receivables Trust 2019-1
$34,490	2.970%, 11/20/2023	$34,800
	Americredit Automobile Receivables Trust 2019-2
69,000	2.540%, 07/18/2024	70,761
	AmeriCredit Automobile Receivables Trust 2020-2
690,338	0.600%, 12/18/2023	691,323
	Amur Equipment Finance Receivables IX LLC
100,000	0.750%, 11/20/2026[4]	100,104
	Avis Budget Rental Car Funding AESOP LLC
150,000	3.450%, 03/20/2023[4]	153,080
	Burlington Northern and Santa Fe Railway Co 2006-1 Pass Through Trust
25,251	5.720%, 01/15/2024	27,088
	Burlington Northern and Sante Fe Railway Co 2015-1 Pass Through Trust
115,004	3.442%, 06/16/2028[4]	126,372
	Carvana Auto Receivables Trust 2019-1
117,417	3.290%, 08/15/2023[4]	118,166
	Carvana Auto Receivables Trust 2019-4
145,566	2.300%, 09/15/2023[4]	146,340
	CNH Equipment Trust 2019-A
48,324	3.010%, 04/15/2024	49,212
	CNH Equipment Trust 2020-A
22,337	1.080%, 07/15/2023	22,390
	DT Auto Owner Trust 2019-2
18,310	2.990%, 04/17/2023[4]	18,373
	DT Auto Owner Trust 2020-1
80,000	2.160%, 05/15/2024[4]	81,138
	Enterprise Fleet Funding 2021-1 LLC
375,000	0.440%, 12/20/2026[4]	375,058
	Exeter Automobile Receivables Trust 2021-1
81,000	0.340%, 03/15/2024	81,001
	Federal Express Corp 1998 Pass Through Trust
11,829	6.720%, 07/15/2023	12,260
	Federal Express Corp 1999 Pass Through Trust
13,067	7.650%, 07/15/2024	13,853
	FedEx Corp 2020-1 Class AA Pass Through Trust
89,540	1.875%, 08/20/2035	88,174
	GM Financial Automobile Leasing Trust 2020-1
175,000	1.700%, 12/20/2023	177,548
	GM Financial Automobile Leasing Trust 2020-2
225,000	2.560%, 07/20/2024	232,936
	GreatAmerica Leasing Receivables Funding LLC Series 2018-1
43,511	2.830%, 06/17/2024[4]	43,847
	HPEFS Equipment Trust 2019-1
4,342	2.190%, 09/20/2029[4]	4,346
	MMAF Equipment Finance LLC 2018-A
380,000	3.390%, 01/10/2025[4]	392,688
	Oportun Funding XIV LLC
100,000	1.210%, 03/08/2028[4]	100,096
	Oscar US Funding X LLC
290,000	3.270%, 05/11/2026[1,2,4]	304,091

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES (Continued)
	Oscar US Funding XII LLC
$110,000	0.700%, 04/10/2025[1,2,4]	$110,135
	Santander Drive Auto Receivables Trust 2017-1
138,864	3.170%, 04/17/2023	139,092
	Santander Drive Auto Receivables Trust 2019-3
121,752	2.280%, 09/15/2023	122,160
	Santander Drive Auto Receivables Trust 2020-4
136,000	0.730%, 03/17/2025	136,672
	Union Pacific Railroad Co 2005 Pass Through Trust
24,060	5.082%, 01/02/2029	27,199
	Union Pacific Railroad Co 2014-1 Pass Through Trust
108,724	3.227%, 05/14/2026	118,225
	Verizon Owner Trust 2020-C
340,000	0.670%, 04/21/2025	340,731
	Volvo Financial Equipment LLC Series 2019-2
176,000	2.040%, 11/15/2023[4]	178,772
	Westlake Automobile Receivables Trust 2020-3
128,271	0.560%, 05/15/2024[4]	128,492
	Westlake Automobile Receivables Trust 2021-1
140,000	0.640%, 03/16/2026[4]	140,259
	World Financial Network Credit Card Master Trust
276,000	2.490%, 04/15/2026	282,852
250,000	2.210%, 07/15/2026	256,600
	World Omni Auto Receivables Trust 2018-A
59,538	2.500%, 04/17/2023	59,945
	World Omni Auto Receivables Trust 2019-C
162,000	1.960%, 12/15/2024	164,610
	TOTAL ASSET BACKED SECURITIES
	(Cost $5,424,414)	5,670,789

	CORPORATE BONDS – 27.2%

	COMMUNICATION SERVICES – 2.7%

	Diversified Telecommunication Services – 1.8%
	AT&T, Inc.
150,000	0.650% (SOFR + 0.640%), 03/25/2024	150,251
132,000	1.700%, 03/25/2026	132,620
97,000	4.350%, 03/01/2029	110,122
42,000	2.550%, 12/01/2033[4]	40,042
	Verizon Communications, Inc.
442,000	0.850%, 11/20/2025	436,216
66,000	4.329%, 09/21/2028	76,104
184,000	4.016%, 12/03/2029	207,873
		1,153,228
	Entertainment – 0.5%
	The Walt Disney Co.
172,000	1.750%, 01/13/2026	176,858
135,000	2.000%, 09/01/2029	134,237
		311,095

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	COMMUNICATION SERVICES (Continued)

	Media – 0.4%
	Comcast Corp.
$41,000	3.950%, 10/15/2025	$46,018
	Fox Corp.
213,000	3.050%, 04/07/2025	227,742
		273,760
	TOTAL COMMUNICATION SERVICES	1,738,083

	CONSUMER DISCRETIONARY – 3.4%

	Automobiles – 2.5%
	American Honda Finance Corp.
122,000	2.000%, 03/24/2028	123,214
	Daimler Finance North America LLC
150,000	1.450%, 03/02/2026[4]	150,493
	General Motors Financial Co, Inc.
581,000	4.350%, 04/09/2025	644,187
31,000	2.400%, 04/10/2028	31,073
24,000	3.600%, 06/21/2030	25,515
	Hyundai Capital America
175,000	5.875%, 04/07/2025[4]	203,347
71,000	3.500%, 11/02/2026[4]	76,529
	Toyota Motor Credit Corp.
343,000	3.000%, 04/01/2025	370,048
		1,624,406
	Hotels, Restaurants & Leisure – 0.9%
	Booking Holdings, Inc.
23,000	3.650%, 03/15/2025	25,152
107,000	3.600%, 06/01/2026	118,722
	McDonald’s Corp.
58,000	3.300%, 07/01/2025	63,225
55,000	3.600%, 07/01/2030	60,677
	Starbucks Corp.
154,000	2.000%, 03/12/2027	158,082
92,000	3.550%, 08/15/2029	101,009
10,000	2.250%, 03/12/2030	9,928
4,000	2.550%, 11/15/2030	4,046
		540,841
	TOTAL CONSUMER DISCRETIONARY	2,165,247

	CONSUMER STAPLES – 1.3%

	Beverages – 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
105,000	4.750%, 01/23/2029	123,261
	The Coca-Cola Co
61,000	1.000%, 03/15/2028	58,525
32,000	2.125%, 09/06/2029	32,334

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	CONSUMER STAPLES (Continued)

	Beverages (Continued)
	PepsiCo, Inc.
$163,000	2.625%, 03/19/2027	$174,927
		389,047
	Tobacco – 0.7%
	Altria Group, Inc.
146,000	4.800%, 02/14/2029	166,158
	BAT Capital Corp.
56,000	2.259%, 03/25/2028	54,931
54,000	4.906%, 04/02/2030	60,932
	Philip Morris International, Inc.
102,000	2.750%, 02/25/2026	109,160
40,000	2.100%, 05/01/2030	38,986
		430,167
	TOTAL CONSUMER STAPLES	819,214

	ENERGY – 2.5%

	Energy Equipment & Services – 0.1%
	Halliburton Co.
52,000	2.920%, 03/01/2030	52,182

	Oil, Gas & Consumable Fuels – 2.4%
	BP Capital Markets America, Inc.
81,000	2.750%, 05/10/2023	84,816
92,000	3.017%, 01/16/2027	98,774
117,000	3.543%, 04/06/2027	128,553
50,000	3.937%, 09/21/2028	56,214
	Chevron Corp.
233,000	2.954%, 05/16/2026	251,919
	Equinor ASA
236,000	3.125%, 04/06/2030[2]	252,698
	Exxon Mobil Corp.
234,000	2.992%, 03/19/2025	251,978
	Saudi Arabian Oil Co.
200,000	3.500%, 04/16/2029[2,4]	214,702
	Shell International Finance BV
180,000	2.375%, 11/07/2029[2]	183,642
		1,523,296
	TOTAL ENERGY	1,575,478

	FINANCIALS – 10.1%

	Banks – 8.0%
	Bank of America Corp.
114,000	0.981% (SOFR + 0.910%), 09/25/2025[5]	113,933
161,000	1.658% (SOFR + 0.910%), 03/11/2027[5]	162,396
118,000	1.734% (SOFR + 0.960%), 07/22/2027[5]	119,094

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	FINANCIALS (Continued)

	Banks (Continued)
	Bank of Montreal
$108,000	1.850%, 05/01/2025[2]	$111,482
	The Bank of Nova Scotia
310,000	1.300%, 06/11/2025[2]	313,235
	Canadian Imperial Bank of Commerce
166,000	2.250%, 01/28/2025[2]	173,504
	Citigroup, Inc.
252,000	0.776% (SOFR + 0.686%), 10/30/2024[5]	252,371
363,000	3.352% (3 Month LIBOR USD + 0.897%), 04/24/2025[5]	389,521
	Comerica, Inc.
47,000	3.700%, 07/31/2023	50,286
	Federation des Caisses Desjardins du Quebec
220,000	2.050%, 02/10/2025[2,4]	227,174
	Fifth Third Bancorp
246,000	3.650%, 01/25/2024	265,158
	F.N.B. Corporation of Pennsylvania
117,000	2.200%, 02/24/2023	119,073
	JPMorgan Chase & Co.
122,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024[5]	132,138
742,000	2.005% (SOFR + 1.585%), 03/13/2026[5]	765,571
122,000	1.578% (SOFR + 0.885%), 04/22/2027[5]	122,516
69,000	1.953% (SOFR + 1.065%), 02/04/2032[5]	65,723
	The PNC Financial Services Group, Inc.
178,000	3.500%, 01/23/2024	191,866
214,000	2.550%, 01/22/2030	219,745
	Royal Bank of Canada
59,000	3.700%, 10/05/2023[2]	63,683
173,000	1.150%, 06/10/2025[2]	174,135
117,000	1.200%, 04/27/2026[2]	116,704
	The Toronto-Dominion Bank
159,000	2.650%, 06/12/2024[2]	168,929
182,000	1.150%, 06/12/2025[2]	182,973
	Truist Financial Corp.
115,000	2.500%, 08/01/2024	121,516
196,000	1.200%, 08/05/2025	197,240
	US Bancorp
97,000	2.400%, 07/30/2024	102,625
91,000	1.450%, 05/12/2025	92,969
	Wells Fargo & Co.
102,000	2.188% (SOFR + 2.000%), 04/30/2026[5]	105,704
		5,121,264
	Capital Markets – 1.6%
	The Charles Schwab Corp.
39,000	2.000%, 03/20/2028	39,405
	The Goldman Sachs Group, Inc.
505,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025[5]	542,551
87,000	1.431% (SOFR + 0.798%), 03/09/2027[5]	86,661

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	FINANCIALS (Continued)

	Capital Markets (Continued)
	Morgan Stanley
$176,000	2.720% (SOFR + 1.152%), 07/22/2025[5]	$185,921
177,000	1.593% (SOFR + 0.879%), 05/04/2027[5]	177,752
		1,032,290
	Consumer Finance – 0.2%
	Capital One Financial Corp.
90,000	2.600%, 05/11/2023	93,678

	Insurance – 0.3%
	American International Group, Inc.
193,000	3.750%, 07/10/2025	212,399
	TOTAL FINANCIALS	6,459,631

	HEALTH CARE – 0.8%

	Biotechnology – 0.2%
	AbbVie, Inc.
79,000	3.600%, 05/14/2025	86,383
16,000	2.950%, 11/21/2026	17,141
		103,524
	Health Care Providers & Services – 0.2%
	CVS Health Corp.
91,000	4.300%, 03/25/2028	103,527
	UnitedHealth Group, Inc.
33,000	3.750%, 07/15/2025	36,758
		140,285
	Pharmaceuticals – 0.4%
	AstraZeneca PLC
167,000	0.700%, 04/08/2026[2]	162,263
	Merck & Co, Inc.
87,000	2.750%, 02/10/2025	92,999
		255,262
	TOTAL HEALTH CARE	499,071

	INDUSTRIALS – 2.1%

	Aerospace & Defense – 0.9%
	The Boeing Co.
202,000	1.167%, 02/04/2023	202,823
321,000	4.875%, 05/01/2025	360,481
		563,304
	Air Freight & Logistics – 0.4%
	FedEx Corp.
169,000	2.400%, 05/15/2031	167,512
	United Parcel Service, Inc.
64,000	3.900%, 04/01/2025	71,173
		238,685

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	INDUSTRIALS (Continued)

	Machinery – 0.1%
	Caterpillar Financial Services Corp.
$77,000	2.150%, 11/08/2024	$80,921

	Road & Rail – 0.7%
	CSX Corp.
44,000	3.800%, 03/01/2028	49,004
	CSX Transportation, Inc.
117,888	6.251%, 01/15/2023	128,043
	Union Pacific Corp.
229,000	3.950%, 09/10/2028	260,345
		437,392
	TOTAL INDUSTRIALS	1,320,302

	INFORMATION TECHNOLOGY – 2.2%

	Semiconductors & Semiconductor Equipment – 0.8%
	Broadcom, Inc.
329,000	3.459%, 09/15/2026	357,094
	Intel Corp.
137,000	3.700%, 07/29/2025	152,013
		509,107
	Software – 0.4%
	Oracle Corp.
5,000	2.400%, 09/15/2023	5,205
202,000	2.650%, 07/15/2026	213,017
		218,222
	Technology Hardware, Storage & Peripherals – 1.0%
	Apple, Inc.
308,000	2.050%, 09/11/2026	321,876
	Hewlett Packard Enterprise Co.
333,000	1.450%, 04/01/2024	339,809
		661,685
	TOTAL INFORMATION TECHNOLOGY	1,389,014

	MATERIALS – 0.2%

	Chemicals – 0.2%
	DuPont de Nemours, Inc.
93,000	4.493%, 11/15/2025	105,667
51,000	4.725%, 11/15/2028	59,801
		165,468
	TOTAL MATERIALS	165,468

	REAL ESTATE – 0.5%

	Equity Real Estate Investment Trust (REIT) – 0.4%
	Crown Castle International Corp.
265,000	1.050%, 07/15/2026	258,466

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	REAL ESTATE (Continued)

	Real Estate Management & Development – 0.1%
	Mid-America Apartments LP
$48,000	3.600%, 06/01/2027	$53,102
	TOTAL REAL ESTATE	311,568

	UTILITIES – 1.4%

	Electric Utilities – 1.2%
	Duke Energy Corp.
191,000	2.450%, 06/01/2030	190,387
	Florida Power & Light Co.
41,000	2.850%, 04/01/2025	43,991
	NextEra Energy Capital Holdings, Inc.
191,000	2.250%, 06/01/2030	189,023
	Pacific Gas and Electric Co.
160,000	1.367%, 03/10/2023	160,066
	Virginia Electric and Power Co.
159,000	3.150%, 01/15/2026	172,381
		755,848
	Multi-Utilities – 0.2%
	Consolidated Edison Co of New York, Inc.
132,000	3.350%, 04/01/2030	142,813
	TOTAL UTILITIES	898,661
	TOTAL CORPORATE BONDS
	(Cost $17,650,646)	17,341,737

	MORTGAGE BACKED SECURITIES – 29.1%
	DBUBS 2017-BRBK Mortgage Trust
200,000	3.452%, 10/12/2034[4]	214,183
	Fannie Mae-Aces
68,210	3.501%, 01/25/2024[6]	72,868
	Fannie Mae Pool
48,953	4.000%, 06/01/2026	52,319
23,974	4.500%, 07/01/2026	25,482
76,354	2.500%, 08/01/2028	79,878
56,277	5.000%, 11/01/2029	62,900
176,434	3.000%, 07/01/2030	186,661
368,820	3.000%, 09/01/2030	391,099
96,069	4.000%, 09/01/2031	105,297
49,071	4.500%, 01/01/2032	53,805
193,923	2.500%, 06/01/2032	202,468
134,382	3.500%, 02/01/2033	145,336
436,540	3.000%, 05/01/2033	461,647
1,242,269	3.500%, 05/01/2033	1,350,726
103,821	3.500%, 12/01/2033	112,665
127,145	4.500%, 05/01/2034	140,641
43,009	3.500%, 08/01/2034	46,177
54,204	3.000%, 02/01/2035	57,577
115,347	3.500%, 02/01/2035	124,845

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Fannie Mae Pool (Continued)
$77,037	4.000%, 11/01/2035	$84,313
161,361	2.500%, 04/01/2037	167,895
89,240	4.000%, 07/01/2037	97,020
89,655	4.000%, 06/01/2038	98,664
34,011	4.500%, 01/01/2040	37,848
42,605	4.500%, 01/01/2040	47,513
10,661	4.500%, 07/01/2040	12,036
344,994	2.000%, 08/01/2040	352,313
58,645	4.000%, 09/01/2040	64,424
334,496	2.000%, 11/01/2040	341,619
7,036	4.500%, 11/01/2040	7,969
33,226	4.500%, 12/01/2040	37,062
66,917	2.000%, 01/01/2041	68,342
19,056	4.000%, 01/01/2041	21,041
43,323	4.000%, 01/01/2041	47,752
223,176	1.500%, 03/01/2041	222,260
58,544	4.500%, 04/01/2041	66,129
12,844	4.500%, 05/01/2041	14,412
8,732	4.000%, 10/01/2041	9,532
14,564	3.000%, 09/01/2042	15,527
23,806	3.500%, 01/01/2044	26,195
41,218	3.500%, 12/01/2045	44,560
165,271	4.500%, 03/01/2046	185,398
89,824	3.000%, 04/01/2046	95,019
117,936	3.500%, 06/01/2046	127,086
59,534	3.000%, 10/01/2046	62,955
131,100	3.000%, 02/01/2047	139,376
163,066	2.500%, 12/01/2047	170,432
46,198	3.500%, 03/01/2048	49,375
159,679	2.500%, 04/01/2048	166,176
90,784	3.000%, 04/01/2048	95,486
50,636	3.500%, 11/01/2048	53,877
100,050	3.000%, 12/01/2048	105,610
24,962	3.500%, 02/01/2049	26,557
122,485	3.000%, 12/01/2049	129,246
472,337	2.500%, 05/01/2050	486,826
271,032	3.000%, 07/01/2050	284,592
86,014	3.500%, 08/01/2050	94,842
91,287	2.500%, 10/01/2050	95,968
184,513	2.000%, 03/01/2051	186,862
	Fannie Mae REMICS
157,628	4.000%, 04/25/2033	177,852
121,000	4.000%, 09/25/2033	131,638
30,207	4.500%, 02/25/2038	31,021
3,638	3.000%, 01/25/2040	3,694
4,981	2.000%, 07/25/2041	5,059
22,955	3.000%, 07/25/2041	23,342
88,518	3.500%, 02/25/2043	96,185

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Fannie Mae REMICS (Continued)
$172,684	2.000%, 02/25/2043	$178,670
223,385	2.000%, 10/25/2044	227,888
42,035	2.000%, 10/25/2044	43,211
23,584	3.500%, 08/25/2045	23,960
152,667	2.500%, 01/25/2048	158,336
87,824	3.500%, 09/25/2048	96,648
117,226	3.000%, 07/25/2049	122,708
	Freddie Mac Gold Pool
26,315	4.500%, 12/01/2024	27,660
97,907	3.000%, 10/01/2028	103,422
58,356	4.500%, 10/01/2028	62,292
38,226	3.000%, 07/01/2030	40,623
167,376	3.500%, 08/01/2032	181,099
170,292	3.000%, 11/01/2032	180,670
111,382	4.000%, 11/01/2033	122,480
103,226	3.500%, 08/01/2036	111,545
36,348	4.500%, 12/01/2039	40,835
13,361	4.000%, 01/01/2041	14,734
69,043	3.500%, 12/01/2042	75,659
241,768	3.000%, 12/01/2046	255,725
240,784	3.000%, 12/01/2046	255,594
	Freddie Mac Multifamily Structured Pass Through Certificates
88,917	0.451% (1 Month LIBOR USD + 0.340%), 07/25/2024	89,119
12,866	2.769%, 01/25/2046[6]	12,838
	Freddie Mac Pool
93,769	4.000%, 07/01/2029	100,016
82,977	3.000%, 09/01/2029	87,912
135,287	3.500%, 07/01/2030	146,336
68,890	2.500%, 11/01/2031	71,999
108,868	3.000%, 02/01/2032	115,413
171,214	3.000%, 12/01/2032	180,750
56,208	3.500%, 11/01/2034	60,679
45,966	3.500%, 01/01/2048	49,139
198,111	2.500%, 11/01/2050	205,748
176,491	2.000%, 02/01/2051	178,286
237,857	2.500%, 03/01/2051	248,418
1,201,000	2.500%, 05/01/2051	1,247,102
	Freddie Mac REMICS
192,800	3.500%, 08/15/2027	204,174
28,190	4.000%, 04/15/2030	28,237
40,043	3.000%, 11/15/2032	41,975
32,147	3.000%, 09/15/2037	32,700
26,847	3.000%, 05/15/2039	27,035
315,247	3.000%, 08/15/2040	328,751
53,153	1.750%, 12/15/2040	53,931
235,483	2.000%, 09/15/2041	242,001
156,814	3.000%, 05/15/2043	162,888
74,133	2.000%, 03/25/2044	76,153

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	Freddie Mac REMICS (Continued)
$190,208	3.000%, 08/15/2044	$198,044
49,524	4.000%, 07/15/2045	50,400
131,255	3.250%, 04/15/2053	138,542
	Freddie Mac Structured Agency Credit Risk Debt Notes
94,000	0.810% (SOFR30A + 0.800%), 08/25/2033[4]	94,104
	Freddie Mac Structured Pass-Through Certificates
89,109	1.542% (12 Month US Treasury Average + 1.400%), 07/25/2044	89,711
	Government National Mortgage Association
42,032	5.500%, 09/20/2033	47,052
9,150	3.000%, 10/20/2039	9,254
101,968	2.750%, 06/20/2042	106,218
209,000	3.000%, 01/20/2043[1]	221,540
101,367	2.200%, 11/16/2043	103,335
225,794	2.700%, 12/16/2054[6]	232,609
	GS Mortgage Securities Corp Trust 2021-RENT
100,000	0.814% (1 Month LIBOR USD + 0.700%), 11/21/2035[4]	100,133
	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
23,000	2.822%, 08/17/2049	24,468
	Morgan Stanley Capital I Trust 2015-UBS8
66,000	3.809%, 12/17/2048	72,758
	Morgan Stanley Capital I Trust 2016-UBS12
134,000	3.596%, 12/17/2049	146,729
	Morgan Stanley Capital I Trust 2016-UBS9
180,000	3.594%, 03/17/2049	197,523
	RLGH 2021-TROT A
375,000	0.910%, 04/15/2026[1,4]	375,117
	UBS Commercial Mortgage Trust
129,000	2.921%, 10/18/2052	135,573
	UBS-Barclays Commercial Mortgage Trust 2013-C5
199,449	2.687%, 03/12/2046	203,132
	Wells Fargo Commercial Mortgage Trust 2016-C35
100,000	2.931%, 07/17/2048	106,186
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
197,000	2.918%, 11/18/2049	209,848
	Wells Fargo Commercial Mortgage Trust 2017-RB1
124,000	3.635%, 03/15/2050	137,377
	Wells Fargo Commercial Mortgage Trust 2021-SAVE
159,079	1.265% (1 Month LIBOR USD + 1.150%), 02/15/2040[4]	159,958
	WFRBS Commercial Mortgage Trust 2013-C12
109,376	3.198%, 03/17/2048	113,722
	VMC Finance 2018-FL2 LLC
16,037	1.036% (1 Month LIBOR USD + 0.920%), 10/17/2035[4]	16,065
	VNDO 2012-6AVE Mortgage Trust
200,000	2.996%, 11/15/2030[4]	205,440
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $18,576,811)	18,605,671

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUE – 11.2%
	Federal Farm Credit Banks Funding Corp.
$45,000	0.070% (SOFR + 0.060%), 10/21/2022	$45,036
723,000	0.065% (SOFR + 0.055%), 02/09/2023	723,448
374,000	0.045% (SOFR + 0.035%), 03/17/2023	374,071
207,000	2.000%, 03/25/2030	205,474
310,000	2.125%, 03/25/2030	310,019
554,000	2.350%, 03/15/2033	552,166
562,000	2.350%, 04/15/2033	561,704
110,000	2.440%, 03/22/2034	110,018
	Federal Home Loan Banks
1,125,000	0.700%, 11/14/2024	1,124,612
135,000	1.000%, 03/23/2026	134,957
655,000	1.000%, 03/30/2026	655,017
125,000	1.250%, 04/20/2026	125,005
135,000	1.250%, 04/22/2026	135,009
180,000	1.000%, 04/26/2029	179,791
220,000	2.000%, 03/10/2031	220,002
925,000	1.500%, 03/24/2031	924,696
260,000	1.500%, 03/25/2031	260,010
	Ginnie Mae I Pool
129,442	4.000%, 11/15/2024	137,773
158,013	3.020%, 09/15/2041	167,850
	Ginnie Mae II Pool
164,047	3.500%, 04/20/2027	175,798
38,865	5.000%, 07/20/2048	42,785
	TOTAL U.S. GOVERNMENT AGENCY ISSUE
	(Cost $7,162,830)	7,165,241

	US GOVERNMENT NOTES/BONDS – 19.3%
	United States Treasury Note/Bond
2,447,000	0.250%, 10/31/2025	2,393,998
103,000	0.500%, 02/28/2026	101,423
2,454,000	0.500%, 08/31/2027	2,350,807
1,016,000	0.500%, 10/31/2027	969,863
2,539,000	1.125%, 02/29/2028	2,512,420
274,000	3.125%, 11/15/2028	308,240
177,000	0.625%, 05/15/2030	162,764
992,000	0.625%, 08/15/2030	908,610
543,000	0.875%, 11/15/2030	507,535
987,000	1.125%, 02/15/2031	942,045
	United States Treasury Inflation Indexed Bonds
603,063	0.625%, 01/15/2024	655,255
420,168	0.750%, 07/15/2028	484,630
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $12,341,161)	12,297,590

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	FOREIGN GOVERNMENT AGENCY ISSUE – 0.2%
	Province of Ontario Canada
$115,000	1.050%, 04/14/2026[2]	$114,987
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUE
	(Cost $115,128)	114,987

	FOREIGN GOVERNMENT NOTE/BOND – 0.3%
	Mexico Government International Bond
222,000	3.250%, 04/16/2030[2]	227,359
	TOTAL FOREIGN GOVERNMENT NOTE/BOND
	(Cost $225,928)	227,359

	SHORT-TERM INVESTMENT – 10.8%
6,905,638	First American Treasury Obligations Fund – Class X, 0.03%[3]	6,905,638
	TOTAL SHORT-TERM INVESTMENT
	(Cost $6,905,638)	6,905,638
	TOTAL INVESTMENTS – 107.0%
	(Cost $68,402,556)	68,329,012
	Liabilities in Excess of Other Assets – (7.0)%	(4,495,228)
	TOTAL NET ASSETS – 100.0%	$63,833,784

PLC – Public Limited Company
LIBOR – London Inter-bank Offered Rate

[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 1.58% of Net Assets. The total value of these securities is $1,010,883.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2021, the value of these securities total $4,598,644, which represents 7.20% of total net assets.

[5]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2021.
[6]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2021.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Asset Backed Securities	8.9%
Corporate Bonds
Financials	10.1%
Consumer Discretionary	3.4%
Communication Services	2.7%
Energy	2.5%
Information Technology	2.2%
Industrials	2.1%
Utilities	1.4%
Consumer Staples	1.3%
Health Care	0.8%
Real Estate	0.5%
Materials	0.2%
Total Corporate Bonds	27.2%
Mortgage Backed Securities	29.1%
U.S. Government Agency Issue	11.2%
U.S. Government Notes/Bonds	19.3%
Foreign Government Agency Issue	0.2%
Foreign Government Notes/Bonds	0.3%
Short-Term Investment	10.8%
Total Investments	107.0%
Liabilities in Excess of Other Assets	(7.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 7.5%

	CONSUMER DISCRETIONARY – 1.4%

	Hotels, Restaurants & Leisure – 0.7%
4,019	Starbucks Corp.	$460,135

	Textiles, Apparel & Luxury Goods – 0.7%
3,905	NIKE, Inc. – Class B	517,881
	TOTAL CONSUMER DISCRETIONARY	978,016

	CONSUMER STAPLES – 0.4%

	Beverages – 0.4%
5,492	The Coca-Cola Co.	296,458
	TOTAL CONSUMER STAPLES	296,458

	ENERGY – 0.3%

	Oil, Gas & Consumable Fuels – 0.3%
3,039	Valero Energy Corp.	224,764
	TOTAL ENERGY	224,764

	FINANCIALS – 0.5%

	Capital Markets – 0.5%
434	BlackRock, Inc.	355,576
	TOTAL FINANCIALS	355,576

	HEALTH CARE – 0.5%

	Biotechnology – 0.5%
3,273	AbbVie Inc.	364,940
	TOTAL HEALTH CARE	364,940

	INDUSTRIALS – 1.0%

	Commercial Services & Supplies – 0.4%
862	Cintas Corp.	297,511

	Machinery – 0.6%
1,777	Illinois Tool Works, Inc.	409,527
	TOTAL INDUSTRIALS	707,038

	INFORMATION TECHNOLOGY – 1.5%

	IT Services – 0.7%
1,374	Mastercard Inc. – Class A	524,951

	Semiconductors & Semiconductor Equipment – 0.8%
1,256	Broadcom Inc.	572,987
	TOTAL INFORMATION TECHNOLOGY	1,097,938

	MATERIALS – 1.5%

	Chemicals – 0.5%
3,221	Eastman Chemical Co.	371,671

	Metals & Mining – 1.0%
19,494	Freeport-McMoRan, Inc.	735,119
	TOTAL MATERIALS	1,106,790

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	UTILITIES – 0.4%

	Electric Utilities – 0.4%
3,692	NextEra Energy, Inc.	$286,167
	TOTAL UTILITIES	286,167
	TOTAL COMMON STOCKS
	(Cost $4,750,129)	5,417,687

	EXCHANGE TRADED FUNDS – 1.7%
22,871	iShares Currency Hedged MSCI Japan ETF	865,439
10,122	VanEck Vectors Gold Miners ETF	347,792
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $974,794)	1,213,231

	PREFERRED STOCKS – 6.0%

	COMMUNICATION SERVICES – 1.0%

	Diversified Telecommunication Services – 1.0%
	AT&T, Inc. 4.750%
29,100		740,013
	TOTAL COMMUNICATION SERVICES	740,013

	CONSUMER STAPLES – 0.1%

	Food Products – 0.1%
	CHS, Inc.
2,000	7.500%, 12/31/2049	57,040
1,000	7.100% (3 Month LIBOR USD + 4.298%)[4]	27,540
	TOTAL CONSUMER STAPLES	84,580

	FINANCIALS – 4.9%

	Capital Markets – 2.3%
	Affiliated Managers Group, Inc.
2,000	5.875%, 03/30/2059	55,160
	The Goldman Sachs Group, Inc.
37,900	0.000% (3 Month LIBOR USD + 0.670%)	926,655
	Morgan Stanley 4.875%
25,000		662,000
		1,643,815
	Insurance – 2.6%
	American Financial Group, Inc.
22,795	5.625%, 06/01/2060	643,731
	American International Group, Inc. 5.850%
23,000		637,790
	MetLife, Inc. 4.750%
23,000		605,820
		1,887,341
	TOTAL FINANCIALS	3,531,156
	TOTAL PREFERRED STOCKS
	(Cost $3,711,532)	4,355,749

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Number
of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.1%
24,531	AGNC Investment Corp.	$439,841
59,703	Chimera Investment Corp.	784,497
2,270	Crown Castle International Corp.	429,166
5,115	Life Storage, Inc.	491,347
5,322	Prologis, Inc.	620,173
3,125	Simon Property Group, Inc.	380,438
20,339	Starwood Property Trust, Inc.	525,153
	TOTAL REITS
	(Cost $2,711,695)	3,670,615

Principal
Amount
	ASSET BACKED SECURITIES – 8.2%
	Accredited Mortgage Loan Trust 2005-4
$572,837	0.506% (1 Month LIBOR USD + 0.400%), 12/25/2035	570,988
	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W2
517,813	0.841% (1 Month LIBOR USD + 0.735%), 10/25/2035	517,736
	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
375,000	0.376% (1 Month LIBOR USD + 0.270%), 03/25/2036	369,392
	Bear Stearns Asset Backed Securities I Trust 2005-TC2
159,241	1.186% (1 Month LIBOR USD + 1.080%), 08/25/2035	159,363
	Citigroup Mortgage Loan Trust 2006-HE1
164,615	0.646% (1 Month LIBOR USD + 0.540%), 01/25/2036	164,615
	Foundation Finance Trust 2017-1
382,930	3.300%, 07/15/2033[3]	389,189
	GSAA Home Equity Trust 2005-6
244,353	0.751% (1 Month LIBOR USD + 0.645%), 06/25/2035	245,869
	GSAMP Trust 2005-SD2
568,360	1.456% (1 Month LIBOR USD + 1.350%), 04/25/2035[3]	568,634
	JP Morgan Mortgage Acquisition Trust 2007-CH3
418,295	0.366% (1 Month LIBOR USD + 0.260%), 03/25/2037	415,385
	Newcastle Mortgage Securities Trust 2006-1
159,244	0.661% (1 Month LIBOR USD + 0.555%), 03/25/2036	159,444
	OASIS 2020-2 LLC
362,990	4.262%, 05/15/2032[3]	366,647
	Park Place Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-WHQ2
138,190	0.796% (1 Month LIBOR USD + 0.690%), 05/25/2035	138,441
	RAMP Series 2006-EFC2 Trust
481,275	0.326% (1 Month LIBOR USD + 0.220%), 12/25/2036	478,291
	Structured Asset Investment Loan Trust 2004-8
659,761	1.106% (1 Month LIBOR USD + 1.000%), 09/25/2034	659,019
	Structured Asset Securities Corp Mortgage Loan Trust 2006-WF1
670,000	0.751% (1 Month LIBOR USD + 0.645%), 02/25/2036	671,626
	TOTAL ASSET BACKED SECURITIES
	(Cost $5,760,782)	5,874,639

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS – 46.6%

	COMMUNICATION SERVICES – 1.6%

	Media – 0.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
$500,000	4.500%, 06/01/2033[3]	$504,535

	Wireless Telecommunication Services – 0.9%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[1,4]	628,637
	TOTAL COMMUNICATION SERVICES	1,133,172

	CONSUMER DISCRETIONARY – 3.3%

	Automobiles – 1.2%
	General Motors Financial Co, Inc.
750,000	5.700% (5 Year CMT Rate + 4.997%), 09/30/2169[4]	840,000

	Hotels, Restaurants & Leisure – 2.1%
	Marriott International, Inc.
650,000	5.750%, 05/01/2025	748,323
	Wyndham Hotels & Resorts, Inc.
750,000	4.375%, 08/15/2028[3]	775,088
		1,523,411
	TOTAL CONSUMER DISCRETIONARY	2,363,411

	ENERGY – 4.7%

	Oil, Gas & Consumable Fuels – 4.7%
	Cheniere Energy, Inc.
360,000	4.625%, 10/15/2028[3]	375,804
	Enbridge, Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[1,4]	884,248
	Energy Transfer LP
900,000	6.625%, 08/15/2028	850,500
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
500,000	4.000%, 01/15/2032[3]	492,395
	Transcanada Trust
700,000	5.500% (3 Month LIBOR USD + 4.416%), 09/15/2079[1]	760,536
	TOTAL ENERGY	3,363,483

	FINANCIALS – 28.2%

	Banks – 20.7%
	Australia and New Zealand Banking Group Ltd.
750,000	6.750% (5 Year Mid Swap Rate USD + 5.168%), 12/29/2049[1,4]	878,501
	Bank of America Corp.
550,000	6.500% (3 Month LIBOR USD + 4.174%), 04/23/2025[4]	635,360
	Bank of Montreal
700,000	4.800% (5 Year CMT Rate + 2.979%), 08/25/2168[1,4]	742,024
	BNP Paribas SA
700,000	7.375% (5 Year Swap Rate USD + 5.150%), 12/29/2049[1,4]	817,323
	Citigroup, Inc.
1,000,000	4.000% (5 Year CMT Rate + 3.597%), 06/10/2169[4]	1,015,300
	Credit Agricole SA
650,000	7.875% (5 Year Swap Rate USD + 4.898%), 01/29/2049[1,3,4]	736,125

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	FINANCIALS (Continued)

	Banks (Continued)
	Fifth Third Bancorp
$1,000,000	4.500% (5 Year CMT Rate + 4.215%), 12/30/2025[4]	$1,068,750
	Huntington Bancshares, Inc.
700,000	4.450% (H15T7Y + 4.045%), 03/15/2168[4]	750,225
500,000	5.625% (10 Year CMT Rate + 4.945%), 01/15/2169[4]	583,875
	ILFC E-Capital Trust I
840,000	4.000% (N/A + 1.550%), 12/21/2065[3,4]	690,900
	JPMorgan Chase & Co.
800,000	6.750% (3 Month LIBOR USD + 3.780%), 01/29/2050[4]	889,500
	KeyCorp
750,000	5.000% (3 Month LIBOR USD + 3.606%), 12/15/2165[4]	841,725
	Lloyds Banking Group PLC
700,000	6.750% (5 Year CMT Rate + 4.815%), 12/27/2166[1,4]	798,151
	M&T Bank Corp.
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[4]	357,094
	Natwest Group PLC
700,000	6.000% (5 Year CMT Rate + 5.625%), 09/29/2166[1,4]	776,090
	Regions Financial Corp.
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165[4]	558,750
	Skandinaviska Enskilda Banken AB
800,000	5.125% (5 Year CMT Rate + 3.463%), 11/13/2025[1,4]	852,300
	Truist Financial Corp.
1,000,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061[4]	1,115,070
	Westpac Banking Corp.
750,000	5.000% (5 Year Mid Swap Rate USD + 2.888%), 09/21/2162[1,4]	796,040
		14,903,103
	Capital Markets – 5.1%
	The Bank of New York Mellon Corp.
760,000	3.607% (3 Month LIBOR USD + 3.420%), 12/29/2049[4]	759,145
600,000	4.700% (5 Year CMT Rate + 4.358%), 03/20/2169[4]	663,000
	The Charles Schwab Corp.
500,000	5.375% (5 Year CMT Rate + 4.971%), 05/01/2025[4]	557,200
240,000	7.000% (3 Month LIBOR USD + 4.820%), 02/28/2049[4]	249,300
	The Goldman Sachs Group, Inc.
125,000	5.300% (3 Month LIBOR USD + 3.834%), 12/29/2049[4]	140,313
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[4]	268,125
	State Street Corp.
250,000	3.781% (3 Month LIBOR USD + 3.597%), 12/29/2049[4]	251,275
	UBS Group AG
700,000	5.125% (5 Year CMT Rate + 4.855%), 07/29/2170[1,4]	751,981
		3,640,339
	Insurance – 2.4%
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048[4]	792,750

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	FINANCIALS (Continued)

	Insurance (Continued)
	MetLife, Inc.
$400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026[4]	$422,000
34,000	3.759% (3 Month LIBOR USD + 3.575%), 12/29/2049[4]	34,085
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050[4]	514,804
		1,763,639
	TOTAL FINANCIALS	20,307,081

	INDUSTRIALS – 2.8%

	Airlines – 2.1%
	Delta Air Lines, Inc.
600,000	4.500%, 10/20/2025[1,3]	643,678
125,000	4.375%, 04/19/2028	133,672
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
700,000	6.500%, 06/20/2027[3]	767,585
		1,544,935
	Industrial Conglomerates – 0.7%
	General Electric Co.
500,000	3.514% (3 Month LIBOR USD + 3.330%), 09/15/2169[4]	475,935
	TOTAL INDUSTRIALS	2,020,870

	MATERIALS – 2.1%

	Metals & Mining – 2.1%
	Alcoa Nederland Holding BV
700,000	6.125%, 05/15/2028[1,3]	760,812
	Teck Resources Ltd.
700,000	3.900%, 07/15/2030[1]	744,422
	TOTAL MATERIALS	1,505,234

	UTILITIES – 3.9%

	Electric Utilities – 2.7%
	Duke Energy Corp.
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025[4]	1,062,800
	Emera, Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[1,4]	869,509
		1,932,309
	Multi-Utilities – 1.2%
	CMS Energy Corp.
700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050[4]	706,125
	Dominion Energy, Inc.
150,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[4]	165,045
		871,170
	TOTAL UTILITIES	2,803,479
	TOTAL CORPORATE BONDS
	(Cost $31,805,301)	33,496,730

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	FOREIGN GOVERNMENT AGENCY ISSUE – 1.5%
	Petroleos Mexicanos
$1,000,000	6.500%, 03/13/2027[1]	$1,058,750
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUE
	(Cost $1,061,527)	1,058,750

	FOREIGN GOVERNMENT NOTES/BONDS – 4.5%
	Australia Government Bond
1,225,000	2.500%, 05/21/2030[1]	1,020,548
	Indonesia Treasury Bond
11,000,000,000	6.500%, 02/15/2031[1]	763,641
	Mexican Bonos
120,000	8.500%, 05/31/2029[1]	660,676
	Republic of South Africa Government Bond
14,300,000	8.750%, 02/28/2049[1]	785,664
	TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $3,077,861)	3,230,529

	MORTGAGE BACKED SECURITIES – 15.2%
	Bear Stearns ALT-A Trust 2004-4
354,205	0.706% (1 Month LIBOR USD + 0.600%), 06/25/2034	359,483
	Fannie Mae-Aces
10,023,955	0.760%, 05/25/2022[5]	35,923
3,860,000	1.497%, 08/25/2028[5]	346,942
3,761,466	1.411%, 03/26/2029[5]	331,413
	Freddie Mac Multiclass Certificates Series 2015-P001
3,025,000	1.826%, 10/27/2028[5]	340,238
	Freddie Mac Multifamily Structured Pass Through Certificates
269,056	2.197%, 11/25/2023[5]	277,841
11,036,927	1.107%, 01/25/2026[5]	422,555
2,700,000	1.915%, 04/25/2030[5]	392,658
2,074,000	1.985%, 04/25/2030[5]	313,401
3,332,000	1.704%, 08/25/2030[5]	446,673
1,835,000	3.286%, 04/25/2048[5]	445,381
2,035,000	2.722%, 01/25/2049[5]	422,057
1,085,000	2.711%, 02/25/2049[5]	225,879
	FREMF 2012-K20 Mortgage Trust
610,000	4.003%, 05/25/2045[3,5]	628,334
	FREMF 2013-K29 Mortgage Trust
395,000	3.596%, 05/25/2046[3,5]	414,169
	FREMF 2014-K36 Mortgage Trust
500,000	4.506%, 12/25/2046[3,5]	539,176
	FREMF 2014-K40 Mortgage Trust
625,000	4.208%, 11/25/2047[3,5]	679,054
	FREMF 2014-K41 Mortgage Trust
635,000	3.964%, 11/25/2047[3,5]	693,402
	FREMF 2015-K46 Mortgage Trust
650,000	3.818%, 04/25/2048[3,5]	702,503
	FREMF 2016-K55 Mortgage Trust
400,000	4.297%, 04/25/2049[3,5]	432,684

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2021 (Unaudited)

Principal
Amount		Value
	MORTGAGE BACKED SECURITIES (Continued)
	FREMF 2016-K59 Mortgage Trust
$64,524,925	0.100%, 11/25/2049[3]	$281,348
	Government National Mortgage Association
3,496,572	0.892%, 12/16/2056[5]	196,509
2,963,282	0.799%, 11/16/2060[5]	248,577
4,296,524	0.997%, 05/16/2063[5]	386,580
5,477,482	1.000%, 05/16/2063[5]	491,229
	HomeBanc Mortgage Trust 2005-4
345,043	0.646% (1 Month LIBOR USD + 0.540%), 10/25/2035	345,611
	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2
398,460	4.070%, 11/15/2043[3]	400,452
	MortgageIT Trust 2005-5
159,242	0.626% (1 Month LIBOR USD + 0.520%), 12/25/2035	160,020
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $10,614,396)	10,960,092

	US GOVERNMENT NOTES/BONDS – 0.9%
	United States Treasury Note/Bond
650,000	0.125%, 02/15/2024	647,055
	TOTAL US GOVERNMENT NOTES/BONDS
	(Cost $645,808)	647,055

	SHORT-TERM INVESTMENT – 1.4%
976,317	First American Treasury Obligations Fund – Class X, 0.03%[2]	976,317
	TOTAL SHORT-TERM INVESTMENT
	(Cost $976,317)	976,317
	TOTAL INVESTMENTS – 98.6%
	(Cost $66,090,142)	70,901,394
	Other Assets in Excess of Liabilities – 1.4%	985,037
	TOTAL NET ASSETS – 100.0%	$71,886,431

CMT – Constant Maturity Rate
LIBOR – London Inter-bank Offered Rate
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2021, the value of these securities total $11,842,514 which represents 16.47% of total net assets.

[4]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2021.
[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2021.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
As of April 30, 2021 (Unaudited)

					Value
	Number of
	Contracts		Current	Value At
	Purchased	Settlement	Notional	Trade	Unrealized	Unrealized
Description	(Sold)	Month-Year	Amount	Date	Appreciation	(Depreciation)
Purchase Contracts:
Euro Fx Curr Future	5	Jun-21	$752,031	$755,514	$—	$(3,483)
Total Purchase Contracts			$752,031	$755,514	$—	$(3,483)
Sale Contracts:
Euro-Bund Future	(2)	Jun-21	$408,767	$412,229	$3,462	$—
US 10Yr Ultra Future	(3)	Jun-21	436,640	446,430	9,789	—
Long Gilt Future	(2)	Jun-21	352,636	355,811	3,176	—
Long Gilt Future	(2)	Jun-21	352,636	352,272	—	(363)
US 5Yr Note (Cbt)	(25)	Jun-21	3,098,437	3,099,549	1,111	—
Total Sale Contracts			$4,649,116	$4,666,291	$17,538	$(363)
Total Futures Contracts			$(3,897,085)	$(3,910,777)	$17,538	$(3,846)
Net Unrealized Appreciation					$13,692

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Materials	1.5%
Information Technology	1.5%
Consumer Discretionary	1.4%
Industrials	1.0%
Health Care	0.5%
Financials	0.5%
Consumer Staples	0.4%
Utilities	0.4%
Energy	0.3%
Total Common Stocks	7.5%
ETFs	1.7%
Preferred Stocks
Financials	4.9%
Communication Services	1.0%
Consumer Staples	0.1%
Total Preferred Stocks	6.0%
REITs	5.1%
Asset Backed Securities	8.2%
Corporate Bonds
Financials	28.2%
Energy	4.7%
Utilities	3.9%
Consumer Discretionary	3.3%
Industrials	2.8%
Materials	2.1%
Communication Services	1.6%
Total Corporate Bonds	46.6%
Foreign Government Agency Issue	1.5%
Foreign Government Notes/Bonds	4.5%
Mortgage Backed Securities	15.2%
U.S. Government Notes/Bonds	0.9%
Short-Term Investment	1.4%
Total Investments	98.6%
Other Assets in Excess of Liabilities	1.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2021 (Unaudited)

	North Square	North Square
	Advisory	Altrinsic	North Square	North Square
	Research All Cap	International	McKee	Strategic
	Value Fund	Equity Fund	Bond Fund	Income Fund
Assets:
Investments, at cost	$4,821,925	$26,790,142	$68,402,556	$66,090,142
Investments, at value	$6,732,365	$28,435,153	$68,329,012	$70,901,394
Foreign currency, at cost	$—	$—	$—	$6,314
Foreign currency, at value	$—	$—	$—	$6,263
Cash	—	3	99,542	—
Receivables:
Fund shares sold	1,948	—	—	44,697
Dividends and interest	1,621	114,306	168,193	515,108
Investment securities sold	—	24,835	441,202	1,068,933
Deposits (Note 2)	—	—	—	56,122
Due from Advisor (Note 3)	—	—	4,121	—
Fund shares sold	—	—	991	—
Prepaid expenses	21,616	84,465	86,052	25,232
Total assets	6,757,550	28,658,762	69,129,113	72,617,749

Liabilities:
Payables:
Investment securities purchased	—	56,578	5,279,676	496,931
Fund shares redeemed	—	—	—	62,179
Due to custodian	—	—	—	13,587
Payable for unsettled open futures contracts	—	—	—	8,299
Accrued expenses:
Fund administration fees	2,877	6,682	5,047	36,898
Transfer agent fees	1,988	4,951	3,579	25,020
Custody fees	1,518	26,082	2,393	4,354
Shareholder servicing fees (Note 6)	1,448	—	—	1,791
Auditing fees	1,259	3,546	2,471	34,146
Due to Trustees	503	952	893	8,269
Legal fees	455	—	—	12,327
Due to Advisor (Note 3)	362	10,907	—	16,397
Chief Compliance Officer fees (Note 3)	127	—	47	2,097
Accrued other expenses	421	1,753	1,223	9,023
Total liabilities	10,958	111,451	5,295,329	731,318

Net Assets	$6,746,592	$28,547,311	$63,833,784	$71,886,431

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with
an unlimited number of shares authorized)	$4,132,102	$26,472,082	$64,018,719	$65,720,222
Total distributable earnings (accumulated deficit)	2,614,490	2,075,229	(184,935)	6,166,209
Net Assets	$6,746,592	$28,547,311	$63,833,784	$71,886,431

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$6,746,592	$28,547,311	$63,833,784	$71,886,431
Shares of beneficial interest issued and outstanding	593,602	2,630,900	6,451,455	7,196,970
Net asset value, redemption and offering price per share	$11.37	$10.85	$9.89	$9.99

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2021 (Unaudited)

	North Square	North Square
	Advisory	Altrinsic	North Square	North Square
	Research All Cap	International	McKee	Strategic
	Value Fund	Equity Fund	Bond Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding taxes and/or
issuance fees of $287, $33,318, $0, and $0, respectively)	$37,573	$275,042	$—	$263,428
Interest (net of foreign withholding taxes and/or
issuance fees of $0, $0, $92, and $(833), respectively)	34	118	26,650	1,077,927
Total investment income	37,607	275,160	26,650	1,341,355

Expenses:
Advisory fees (Note 3)	18,241	81,958	14,822	263,998
Registration fees	8,199	6,083	4,435	8,056
Fund administration fees	4,638	14,896	10,875	77,187
Custody fees	3,184	33,946	3,221	7,349
Transfer agent fees and expenses	3,158	8,512	5,942	50,829
Shareholder servicing fees (Note 6)	3,051	—	—	41,485
Auditing fees	1,585	3,547	2,471	12,256
Legal fees	865	2,957	2,268	15,319
Trustees’ fees and expenses	674	1,985	1,495	9,616
Chief Compliance Officer fees (Note 3)	609	1,793	1,220	9,091
Shareholder reporting fees	341	1,162	838	3,373
Fund accounting fees	245	1,155	812	3,948
Other expenses	200	892	688	4,883
Total expenses	44,990	158,886	49,087	507,390
Less advisory fees waived & expenses reimbursed	(20,235)	(59,513)	(31,795)	(167,964)
Net expenses	24,755	99,373	17,292	339,426
Net Investment income	12,852	175,787	9,358	1,001,929

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	422,925	277,590	(75,036)	1,081,172
Futures contracts	—	—	—	77,400
Foreign currency transactions	—	(313)	—	(21,628)
Net realized gain (loss)	422,925	277,277	(75,036)	1,136,944
Net change in unrealized appreciation/depreciation on:
Investments	1,129,597	1,645,119	(73,544)	2,104,478
Futures contracts	—	—	—	13,692
Foreign currency transactions	—	—	—	217,021
Net change in unrealized appreciation/depreciation	1,129,597	1,645,119	(73,544)	2,335,191
Net realized and unrealized gain (loss)	1,552,522	1,922,396	(148,580)	3,472,135
Net increase (decrease) in net assets from operations	$1,565,374	$2,098,183	$(139,222)	$4,474,064

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

			North Square
			Altrinsic
	North Square Advisory		International
	Research All Cap Value Fund		Equity Fund
			For the Period
	For the	For the	December 4,
	Period Ended	Year Ended	2020* through
	April 30, 2021	October 31,	April 30, 2021
	(Unaudited)	2020	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$12,852	$51,097	$175,787
Net realized gain on investments and foreign currency translations	422,925	713,327	277,277
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	1,129,597	(1,742,113)	1,645,119
Net increase (decrease) in net assets resulting from operations	1,565,374	(977,689)	2,098,183

Distributions to shareholders	(514,487)	(1,010,006)	(22,954)

Capital Transactions:
Net proceeds from shares sold	2,066,045	1,382,870	26,449,128
Reinvestment of distributions	514,487	1,010,006	22,954
Cost of shares redeemed	(1,262,928)	(5,411,998)	—
Net increase (decrease) in net assets from capital transactions	1,317,604	(3,019,122)	26,472,082

Total increase (decrease) in net assets	2,368,491	(5,006,817)	28,547,311

Net Assets:
Beginning of Period	4,378,101	9,384,918	—
End of Period	$6,746,592	$4,378,101	$28,547,311

Capital Share Transactions:
Shares sold	193,353	146,298	2,628,577
Shares reinvested	53,827	91,074	2,323
Shares redeemed	(122,982)	(574,580)	—
Net increase (decrease) in capital share transactions	124,198	(337,208)	2,630,900

*	Commencement of Operations

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square
	McKee Bond	North Square
	Fund	Strategic Income Fund
	For the Period
	December 28,	For the	For the
	2020* through	Period Ended	Year Ended
	April 30, 2021	April 30, 2021	October 31,
	(Unaudited)	(Unaudited)	2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$9,358	$1,001,929	$1,072,285
Net realized gain (loss) on investments and foreign currency translations	(75,036)	1,136,944	3,652,857
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(73,544)	2,335,191	2,021,714
Net increase (decrease) in net assets resulting from operations	(139,222)	4,474,064	6,746,856

Distributions to shareholders	(45,713)	(4,560,897)	(975,490)

Capital Transactions:
Net proceeds from shares sold	64,054,035	5,903,157	63,245,780
Reinvestment of distributions	18,272	4,536,718	975,066
Cost of shares redeemed	(53,588)	(12,754,014)	(6,345,626)
Net increase (decrease) in net assets from capital transactions	64,018,719	(2,314,139)	57,875,220

Total increase (decrease) in net assets	63,833,784	(2,400,972)	63,646,586

Net Assets:
Beginning of Period	—	74,287,403	10,640,817
End of Period	$63,833,784	$71,886,431	$74,287,403

Capital Share Transactions:
Shares sold	6,455,037	587,944	6,857,165
Shares reinvested	1,838	459,587	99,285
Shares redeemed	(5,420)	(1,283,372)	(640,318)
Net increase (decrease) in capital share transactions	6,451,455	(235,841)	6,316,132

*	Commencement of Operations

See accompanying Notes to Financial Statements.

North Square Advisory Research All Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Period Ended	For the Year Ended October 31,
	April 30, 2021
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.33	$11.63	$14.73	$14.77	$12.99	$15.02
Income from Investment Operations:
Net investment income[1]	0.03	0.08	0.07	0.06	0.06	0.09
Net realized and unrealized gain (loss)	3.12	(1.11)	0.85	1.27	2.68	0.26
Total from investment operations	3.15	(1.03)	0.92	1.33	2.74	0.35
Less Distributions:
From net investment income	(0.10)	(0.07)	(0.07)	(0.05)	(0.09)	(0.13)
From net realized gain	(1.01)	(1.20)	(3.95)	(1.32)	(0.87)	(2.28)
Total distributions	(1.11)	(1.27)	(4.02)	(1.37)	(0.96)	(2.41)
Redemption Fee Proceeds[1]	—	—	— [2]	— [2]	— [2]	0.03
Net asset value, end of period	$11.37	$9.33	$11.63	$14.73	$14.77	$12.99
Total return[3]	36.02%[4]	(10.63)%	12.95%	9.33%	21.93%	(3.57)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,747	$4,378	$9,385	$10,575	$15,603	$20,900
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.72%[5]	1.97%	1.76%	1.78%	1.74%	1.52%
After fees waived and expenses absorbed	0.95%[5]	0.97%[6]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.28)%[5]	(0.21)%	(0.17)%	(0.39)%	(0.29)%	0.18%
After fees waived and expenses absorbed	0.49%[5]	0.79%	0.59%	0.39%	0.45%	0.70%
Portfolio turnover rate	36%[4]	49%	26%	42%	31%	51%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.
[5]	Annualized.
[6]	The annual net expense ratio changed from 1.00% to 0.95% of net assets as of the close of business on February 21, 2020.

See accompanying Notes to Financial Statements.

North Square Altrinsic International Equity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period
December 4,
2020* through
April 30, 2021
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.07
Net realized and unrealized gain	0.79
Total from investment operations	0.86
Less Distributions:
From net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$10.85
Total return[2]	8.62%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,547
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%[4]
After fees waived and expenses absorbed	0.97%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.14%[4]
After fees waived and expenses absorbed	1.72%[4]
Portfolio turnover rate	12%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

North Square McKee Bond Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period
December 28,
2020* through
April 30, 2021
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.01
Net realized and unrealized gain (loss)	(0.10)
Total from investment operations	(0.09)
Less Distributions:
From net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$9.89
Total return[2]	(0.84)%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$63,834
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.79%[4]
After fees waived and expenses absorbed	0.28%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.36)%[4]
After fees waived and expenses absorbed	0.15%[4]
Portfolio turnover rate	62%[3,5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not Annualized.
[4]	Annualized.
[5]	Securities purchased-in-kind were excluded from the computation of the ratio.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Period Ended	For the Year Ended October 31,
	April 30, 2021
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.99	$9.53	$8.97	$9.46	$9.47	$9.70
Income from Investment Operations:
Net investment income[1]	0.13	0.23	0.32	0.35	0.39	0.40
Net realized and unrealized gain (loss)	0.48	0.48	0.56	(0.49)	(0.04)	(0.08)
Total from investment operations	0.61	0.71	0.88	(0.14)	0.35	0.32
Less Distributions:
From net investment income	(0.15)	(0.25)	(0.32)	(0.34)	(0.36)	(0.42)
From net realized gain	(0.46)	—	—	(0.01)	—	(0.13)
Total distributions	(0.61)	(0.25)	(0.32)	(0.35)	(0.36)	(0.55)
Redemption Fee Proceeds[1]	—	—	— [2]	— [2]	— [2]	— [2]
Net asset value, end of period	$9.99	$9.99	$9.53	$8.97	$9.46	$9.47
Total return[3]	6.15%[4]	7.56%	10.00%	(1.43)%	3.83%	3.42%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$71,886	$74,287	$10,641	$10,403	$10,806	$12,463
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.35%[5]	1.48%	1.76%	2.27%	2.49%	1.99%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.90%	0.91%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.21%[5]	1.75%	2.56%	2.41%	2.53%	3.19%
After fees waived and expenses absorbed	2.66%[5]	2.33%	3.42%	3.78%	4.12%	4.27%
Portfolio turnover rate	34%[4]	145%	36%	48%	64%	63%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not Annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2021 (Unaudited)

Note 1 – Organization

The North Square Advisory Research All Cap Value Fund (“All Cap Value” or “All Cap Value Fund”), North Square Altrinsic International Equity Fund (“International Equity” or “International Equity Fund”), North Square McKee Bond Fund (“McKee Bond” or “McKee Bond Fund”), and North Square Strategic Income Fund (“Strategic Income” or “Strategic Income Fund”)(each a “Fund” and collectively the “Funds”) are organized as a series of the North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are diversified funds.

The All Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. Effective the close of business on February 21, 2020, the All Cap Value Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research All Cap Value Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on November 16, 2009.

The International Equity Fund’s primary investment objective is to provide long-term growth of capital. The Fund commenced operations on December 4, 2020.

The McKee Bond Fund’s primary investment objective is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg Barclays Intermediate Aggregate Bond Index, with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management. The Fund commenced operations on December 28, 2020.

The Strategic Income Fund’s primary investment objectives are to seek high current income and to seek long-term capital appreciation.  Effective the close of business on February 21, 2020, the Strategic Income Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on December 31, 2012.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2021 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

(b)  Deposits with Broker
When trading derivative instruments, such as forward or futures contracts, the Funds are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Funds to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Funds’ returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), and to maintain the Funds’ open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At April 30, 2021, the Strategic Income Fund had $56,111 in cash and cash equivalents on deposit with brokers for futures which are presented on the Fund’s Statements of Assets and Liabilities.

(c)  Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d)  Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2021 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2017-2020 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

(e)  Distributions to Shareholders
The McKee Bond Fund and Strategic Income Fund will make distributions of net investment income monthly. The Advisory Research All Cap Value Fund and Altrinsic International Equity Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f)  Recent Accounting Pronouncement
In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The main objective of ASU 2020-04 is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Inter-bank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. ASU 2020-04 allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the adoption of ASU 2020-04 to the Funds’ financial statements and various filings.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the period ended April 30, 2021 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Investment Advisory Fees
All Cap Value Fund	0.70%
International Equity Fund	0.80%
McKee Bond Fund	0.24%
Strategic Income Fund	0.70%

Prior to the close of business on February 21, 2020, the contractual advisory fee due to the Predecessor Funds of the All Cap Value Fund and Strategic Income Fund were 0.75% and 0.70%, respectively.

The Advisor engages Advisory Research, Inc. to manage the All Cap Value Fund, Altrinsic Global Advisors, LLC to manage the International Equity Fund, CSM Advisors, LLC to manage the McKee Bond Fund, and Red Cedar Investment Management, LLC to manage the Strategic Income Fund (each a “Sub Advisor” and collectively the “Sub Advisors”). The Advisor pays the Sub Advisors from its advisory fees.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2021 (Unaudited)

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses†
		Class A	Class I	Class Y
Fund	Agreement Expires	Shares	Shares	Shares
All Cap Value Fund	February 28, 2022	—	0.95%	—
International Equity Fund	November 2, 2022	—	0.97%	—
McKee Bond Fund	November 2, 2022	—	0.28%	0.47%*
Strategic Income Fund	February 28, 2022	1.15%*	0.90%	—

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	This class is currently not available for purchase.

The Funds’ advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	All Cap Value	International Equity	McKee Bond	Strategic Income
October 31, 2021	$102,131	$—	$—	$144,623
October 31, 2022	$75,274	$—	$—	$92,527
October 31, 2023	$74,921	$—	$—	$273,911
October 31, 2024	$20,235	$59,513	$31,795	$167,964
Total	$272,561	$59,513	$31,795	$679,025

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as the Funds’ fund accountant, transfer agent and administrator. U.S. Bank, N.A., serves as the Funds’ custodian. Prior to the close of business on February 21, 2020, UMB Fund Services, Inc. served as the fund accountant, transfer agent and administrator for the All Cap Value and Strategic Income Funds, and UMB Bank N.A. served as the custodian for the All Cap Value and Strategic Income Funds. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended April 30, 2021 are reported on the Statements of Operations.

Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). Prior to the close of business on February 21, 2020, IMST Distributors, LLC served as the distributor for the All Cap Value and Strategic Income Funds.The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

Cipperman Compliance Services provides Chief Compliance Officer (“CCO”) services to the Funds. Prior to the close of business on February 21, 2020, Dziura Compliance Consulting, LLC provided CCO services to the Investment Managers Series Trust to which the All Cap Value and Strategic Income Funds belonged. The Funds’ allocated fees incurred for CCO services for the period ended April 30, 2021 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At October 31, 2020, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	All Cap Value	Strategic Income
Cost of investments	$3,655,188	$72,144,151
Gross unrealized appreciation	$892,893	$3,012,025
Gross unrealized depreciation	(162,369)	(509,962)
Net unrealized appreciation on investments	$730,524	$2,502,063	*

*  Includes $316 of unrealized appreciation on foreign currency.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2021 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2020, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss (total distributable earnings) as follows:

	Increase (Decrease)
		Total
		Distributable
	Paid In Capital	Earnings
All Cap Value	$260,371	$(260,371)
Strategic Income	$170,543	$(170,543)

As of October 31, 2020, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	All Cap Value	Strategic Income
Undistributed ordinary income	$39,922	$3,323,121
Undistributed long-term gains	466,559	251,850
Accumulated earnings	$506,481	$3,574,971
Accumulated capital and other losses	—	—
Unrealized appreciation on investments	730,524	2,502,063
Total accumulated earnings	$1,237,005	$6,077,034

The tax character of distributions paid during the period ended April 30, 2021 and fiscal year ended October 31, 2020 were as follows:

	All Cap Value		International Equity
	April 30,	October 31,	April 30,	October 31,
Distributions paid from:	2021	2020	2021	2020
Ordinary income	$47,928	$137,582	$22,954	$—
Net long-term capital gains	466,559	872,424	—	—
Total distributions paid	$514,487	$1,010,006	$22,954	$—

	McKee Bond		Strategic Income
	April 30,	October 31,	April 30,	October 31,
Distributions paid from:	2021	2020	2021	2020
Ordinary income	$45,713	$—	$4,308,992	$975,490
Net long-term capital gains	—	—	251,905	—
Total distributions paid	$45,713	$—	$4,560,897	$975,490

As of October 31, 2020, the Funds did not have any accumulated capital loss carryforwards.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

For the period ended April 30, 2021, purchases and sales of investments were as follows:

	Purchases	Sales
All Cap Value Fund	$2,545,455	$1,816,030
International Equity Fund	$28,557,719	$3,131,970
McKee Bond Fund	$48,950,619	$13,002,586
Strategic Income Fund	$24,603,083	$29,129,757

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2021 (Unaudited)

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended April 30, 2021, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2021, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$6,491,360	$—	$—	$6,491,360
Short-Term Investment	241,005	—	—	241,005
Total Investments	$6,732,365	$—	$—	$6,732,365

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2021 (Unaudited)

International Equity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Bermuda	$222,668	$—	$—	$222,668
Brazil	141,327	—	—	141,327
Canada	484,029	—	—	484,029
China	1,329,479	—	—	1,329,479
France	3,504,310	—	—	3,504,310
Germany	2,209,110	—	—	2,209,110
Ireland	606,432	—	—	606,432
Israel	664,532	—	—	664,532
Japan	3,844,430	—	—	3,844,430
Luxembourg	156,367	—	—	156,367
Mexico	156,419	—	—	156,419
Netherlands	1,925,501	—	—	1,925,501
Republic of Korea	743,812	—	—	743,812
Singapore	542,866	—	—	542,866
Spain	249,468	—	—	249,468
Sweden	741,649	—	—	741,649
Switzerland	3,874,451	—	—	3,874,451
Thailand	63,560	—	—	63,560
United Kingdom	4,954,401	—	—	4,954,401
United States	656,926	—	—	656,926
Preferred Stocks	232,073	—	—	232,073
Rights	61,341	—	—	61,341
Short-Term Investment	1,070,002	—	—	1,070,002
Total Investments	$28,435,153	$—	$—	$28,435,153

McKee Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$—	$5,256,563	$414,226	$5,670,789
Corporate Bonds[1]	—	17,341,737	—	17,341,737
Mortgage Backed Securities	—	18,009,014	596,657	18,605,671
U.S. Government Agency Issue	—	7,165,241	—	7,165,241
U.S. Government Notes/Bonds	—	12,297,590	—	12,297,590
Foreign Government Agency Issue	—	114,987	—	114,987
Foreign Government Notes/Bonds	—	227,359	—	227,359
Short-Term Investment	6,905,638	—	—	6,905,638
Total Investments	$6,905,638	$60,412,491	$1,010,883	$68,329,012

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2021 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$5,417,687	$—	$—	$5,417,687
ETFs	1,213,231	—	—	1,213,231
Preferred Stocks[1]	4,355,749	—	—	4,355,749
REITs	3,670,615	—	—	3,670,615
Asset Backed Securities	—	5,874,639	—	5,874,639
Corporate Bonds[1]	—	33,496,730	—	33,496,730
Foreign Government Agency Issue	—	1,058,750	—	1,058,750
Foreign Government Notes/Bonds	—	3,230,529	—	3,230,529
Mortgage Backed Securities	—	10,960,092	—	10,960,092
U.S. Government Notes/Bonds	—	647,055	—	647,055
Short-Term Investment	976,317	—	—	976,317
Total Investments	$15,633,599	$55,267,795	$—	$70,901,394
Futures Contracts***
Long	$(3,483)	$—	$—	$(3,483)
Short	17,175	—	—	17,175
Total Futures Contracts	$13,692	$—	$—	$13,692

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
***	The fair value of the Fund’s futures contracts represents the net unrealized appreciation (depreciation) at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

McKee Bond Fund
Beginning balance December 28, 2020*	$—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—
Total realized gain (loss)	—
Total unrealized appreciation (depreciation)	67
Net purchases	1,010,816
Net sales	—
Balance as of April 30, 2021	$1,010,883

*  Inception date of the Fund

Note 9 – Derivative and Other Financial Instruments

At April 30, 2021, the North Square Strategic Income Fund held derivative and other financial instruments which are not subject to a master netting arrangement.  As the tables below illustrate, no positions are netted in the Fund’s financial statements:

Liabilities:				Gross Amounts not
offset in the Statement
		Gross Amounts	Net Amounts	of Assets and Liabilities
	Gross Amounts	Offset in the	Presented in the		Collateral
	of Recognized	Statement of Assets	Statement of Assets	Financial	Received
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Pledged)	Net Amount
Futures contracts*	$8,299	$—	$8,299	$—	$(8,299)	$—
	—	—	—	—	—	—
Total	$8,299	$—	$8,299	$—	$(8,299)	$—

*	Reflects the current day variation margin as reported on the Fund’s statement of assets and liabilities.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2021 (Unaudited)

The following table presents the fair value of derivative instruments for the North Square Strategic Income Fund as of April 30, 2021 as presented on the Fund’s statement of assets and liabilities:

	Fair Value		Net Unrealized
			Gain (Loss) on
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities	Open Positions
North Square Strategic Income Fund
Futures Contracts*
Long Contracts
Foreign exchange	$—	$3,483	$(3,483)
Total Long Contracts	—	3,483	(3,483)
Short Contracts
Interest rate	$17,538	$363	$17,175
Total Short Contracts	17,538	363	17,175
Total Futures Contracts	$17,538	$3,846	$13,692

*
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund’s statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the six months ended April 30, 2021 for the North Square Strategic Income Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s statement of operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
North Square Strategic Income Fund
Futures Contracts
Foreign exchange	$—	$(3,483)
Interest rate	77,400	17,175
Total Futures Contracts	$77,400	$13,692

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts held in the Strategic Income Fund during the six months ended April 30, 2021 were $2,067,972 and $151,009 for long contracts and short contracts, respectively.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Note 10 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a regular meeting of the Board of Trustees on December 16, 2020, the Advisor and the Board approved a resolution to acquire the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, and Stadion Trilogy Alternative Return Fund (the “Stadion Funds”). The Stadion Funds reorganized into separate funds within the North Square Investments Trust after the close business on June 11, 2021.

North Square Funds
SUPPLEMENTAL INFORMATION

Trustees and Officers Information
Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 551-5521 or on the Funds’ website at www.northsquareinvest.com. The Trustees and officers of each Fund and their principal occupations during the past five years are as follows:

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Independent Trustees
David B. Boon	Trustee	08/2018 to present	Chief Financial Officer and Managing	9	None
(1960)			Director, Eagle Capital Management, LLC
(since 2018); Chief Financial Officer and
Partner, Cedar Capital, LLC (2013 – 2018).
Donald J. Herrema	Chairman of the	08/2018 to present	Vice Chair and Chief Investment Officer,	9	Chairman and Director
(1952)	Board and Trustee		Independent Life Insurance Company		Emeritus, TD Funds
			(since 2018); Financial Services Executive,		USA (2009 – 2019);
			Advisor and Founder of BlackSterling		Director, Abel Noser
			Partners, LLC (private investments and		Holdings, LLC (since
			advisory firm) (since 2004); Executive Vice		2016); Member, USC
			Chairman and Senior Advisor at Kennedy		Marshall Business School
			Wilson (real estate investment company)		Board (since 2010);
			(2009 – 2016).		President and Trustee,
Christ Church
(2008 – 2016); Director,
Lepercq de Neuflize
(2009 – 2016); Chairman
and Trustee Emeritus
(since 2014), Director,
FEG Investment Advisors
(since 2017); Director,
Independent Life
Insurance Company
(since 2018).
Catherine A. Zaharis	Trustee	08/2018 to present	Professor of Practice (since 2019), Director,	9	Director, The
(1960)			Professional/Employer Development,		Vantagepoint Funds
			Finance Department (2015 – 2019), Adjunct		(2015 – 2016).
Lecturer (2010 – 2019), and Business Director,
MBA Finance Career Academy (2008 – 2015),
University of Iowa, Tippie College of Business;
Chair (2013 – 2016), Director (1999 – 2016),
and Investment Committee Member
(1999 – 2013) and Chair (2003 – 2013),
University of Iowa Foundation.
Interested Trustees[d]
Mark D. Goodwin	Trustee and	08/2018 to present	Chief Executive Officer, North Square	9	None
(1964)	President		Investments LLC (since July 2018); President
and Chief Operating Officer (2015 – July 2018)
and Executive Vice President (2014 – 2015),
Oak Ridge Investments, LLC.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Officers of the Trust
Alan E. Molotsky	Treasurer	08/2018 to present	Chief Financial Officer, Chief Compliance	N/A	N/A
(1956)	and		Officer (July 2018 – March 2021), General
	Secretary		Counsel and Senior Managing Director,
North Square Investments, LLC (since July 2018);
Chief Financial Officer, Chief Compliance Officer,
General Counsel and Executive Vice President,
Oak Ridge Investments LLC (2004 – July 2018).
David J. Gaspar	Vice	08/2018 to present	Chief Operations and Information Officer and	N/A	N/A
(1954)	President		Senior Managing Director, North Square
Investments, LLC (since July 2018); Chief
Operations Officer, Chief Information Officer,
Chief Information Security Officer and Executive
Vice President, Oak Ridge Investments, LLC
(2000 – July 2018).
Douglas N. Tyre	Chief	09/2018 to present	Assistant Compliance Director, Cipperman	N/A	N/A
(1980)	Compliance		Compliance Services, LLC (since 2014).
Officer

a.	The business address of each Trustee and officer is c/o North Square Investments, LLC, 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.
The term “Fund Complex” applies to the nine portfolios that currently comprise the Trust, which consists of the four Funds, the North Square Oak Ridge Small Cap Growth Fund, the North Square Oak Ridge All Cap Growth Fund, the North Square Oak Ridge Dividend Growth Fund, the North Square Multi Strategy Fund, and the North Square Dynamic Small Cap Fund.

d.	Mr. Goodwin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the Adviser.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2021 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2020 to April 30, 2021.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
All Cap Value Fund		11/1/20	4/30/21	11/1/20 – 4/30/21
Class I	Actual Performance	$1,000.00	$1,360.20	$5.56
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.08	$4.76

*
Expenses are equal to the Fund’s annualized expense ratios of 0.95% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
International Equity Fund		12/4/20	4/30/21	12/4/20 – 4/30/21
Class I	Actual Performance	$1,000.00	$1,086.20	$4.07
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.98	$4.86

*
Expenses are equal to the Fund’s annualized expense ratios of 0.97% for Class I, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the period since the commencement of operations). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended April 30, 2021 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
McKee Bond Fund		12/28/20	4/30/21	12/28/20 – 4/30/21
Class I	Actual Performance	$1,000.00	$ 991.60	$1.12
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.41	$1.40

*
Expenses are equal to the Fund’s annualized expense ratios of 0.28% for Class I, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since the commencement of operations). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Strategic Income Fund		11/1/20	4/30/21	11/1/20 – 4/30/21
Class I	Actual Performance	$1,000.00	$1,061.50	$4.60
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.33	$4.51

*
Expenses are equal to the Fund’s annualized expense ratios of 0.90% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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North Square Funds

Advisor
North Square Investments, LLC
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603

Sub-Advisor	Sub-Advisor
Advisory Research, Inc.	Red Cedar Investment Management, LLC
Two Prudential Plaza	333 Bridge Street NW, Suite 601
180 N. Stetson Avenue, Suite 5500	Grand Rapids, Michigan 49504
Chicago, Illinois 60601

Sub-Advisor	Sub-Advisor
Altrinsic Global Advisors, LLC	CSM Advisors, LLC
8 Sound Shore Drive, 3rd Floor	One Gateway Center, 8th Floor
Greenwich, Connecticut 06830	Pittsburgh, Pennsylvania 15222

 Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Advisory Research All Cap Value Fund	Class I	ADVGX	66263L775
North Square Altrinsic International Equity Fund	Class I	NSIVX	66263L767
North Square McKee Bond Fund	Class I	NMKBX	66263L759
North Square Strategic Income Fund	Class I	ADVNX	66263L791

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free (855) 551-5521 or by visiting the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
1-855-551-5521

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:      July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:      July 8, 2021

By:          /s/Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:      July 8, 2021